ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2022
Credit Loss [Abstract]
Schedule of accounts receivable

	March 31,	March 31,
	2022	2021

Accounts receivable from third-party customers	$1,653	$183,690
Less: allowance for doubtful accounts	–	–
Total accounts receivable from third-party customers, net	1,653	183,690
Add: accounts receivable - related party	–	286,272
Total accounts receivable, net	$1,653	$469,962